NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Non-Controlling Interest 1 [Abstract]
Redeemable/Exchangeable and special limited partnership units	$ 14,755	$ 14,500
Limited partnership units of Brookfield Office Properties Exchange L.P.	86	285
Interests of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Asset Management Inc.	15	15
Preferred equity of subsidiaries	2,503	2,493
Non-controlling interests in subsidiaries and properties	11,410	10,430
Total interests of others in operating subsidiaries and properties	13,928	12,938
Total non-controlling interests	$ 28,769	$ 27,723